Earnings per share (Details)	12 Months Ended
	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2017 ₨ / shares shares
Basic earnings per share [abstract]
Number of equity shares at the beginning of the year	165,910,907	165,910,907	165,741,713	170,607,653
Effect of treasury shares held	(100,672)	(100,672)	0	0
Effect of equity shares issued on exercise of stock options	103,801	103,801	103,695	126,277
Effect of buyback of equity shares	0	0	0	(4,084,987)
Weighted average number of equity shares – Basic	165,914,036	165,914,036	165,845,408	166,648,943
Earnings per share of par value Rs.5 – Basic | (per share)	₨ 113.28	$ 1.64	₨ 59.13	₨ 72.24